1095 Avenue of the Americas New York, NY 10036-6797 +1 212 698 3500 Main +1 212 698 3599 Fax www.dechert.com
Jon Gaines jonathan.gaines@dechert.com +1 212 641 5600 Direct +1 212 698 0446 Fax

October 31, 2016

via edgar

Filing Room

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	Old Westbury Funds, Inc.
Securities Act File No. 333-66528
Post-Effective Amendment No. 63
Investment Company Act File No. 811-07912
Amendment No. 64

Ladies and Gentlemen:

On behalf of Old Westbury Funds, Inc. (the “Company”), attached herewith for filing is the above-referenced Post-Effective Amendment No. 63 (the “Amendment”) to the Company’s Registration Statement pursuant to Rule 485(a) under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, on Form N-1A.

This filing is made pursuant to Rule 485(a)(1) under the 1933 Act for the purpose of reflecting a change in the investment strategy for the Old Westbury Large Cap Core Fund, renamed Old Westbury All Cap Core Fund, and making other non-material changes to the prospectus and statement of additional information. We understand that we may expect comments on this filing in approximately 30-45 days. Although this Amendment also includes updated information regarding the Company, we anticipate filing a subsequent 485(b) filing, to include all consents and opinions, as well as any other required information, in anticipation of going automatically effective on the 60 day after the date hereof. No fees are required in connection with this filing.

Should you have any questions regarding the Amendment or the foregoing matters, please do not hesitate to contact me at (212) 641-5600.

Very truly yours,

/s/ Jon Gaines
Jon Gaines